Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	[2]	Sep. 30, 2024	Sep. 30, 2023
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,150,218	$ 1,144,437	$ 1,128,203	$ 1,110,055	$ 1,263,882	$ 1,250,059	$ 1,245,849	$ 1,245,199	$ 4,532,913	[1]	$ 5,004,989	$ 4,887,550
Operating income	132,625	202,470	197,735	198,834	112,674	175,868	155,732	184,334	731,664		628,608	653,990
Net Income (Loss)	$ 96,327	$ 154,001	$ 163,243	$ 151,133	$ 86,441	$ 140,289	$ 118,502	$ 147,965	$ 564,704		$ 493,197	$ 540,709
Basic earnings per share	$ 0.88	$ 1.39	$ 1.46	$ 1.34	$ 0.76	$ 1.22	$ 1.02	$ 1.27	$ 5.08		$ 4.27	$ 4.52
Diluted earnings per share	$ 0.88	$ 1.39	$ 1.45	$ 1.33	$ 0.76	$ 1.21	$ 1.01	$ 1.26	$ 5.05		$ 4.25	$ 4.49

[1]	During the first quarter of fiscal year 2025, the Company phased out several low-margin, non-core business activities, which were included in fiscal year 2024, for more details see ‘Item 5. Operating and Financial Review and Prospects’. Excluding the phase out, the percentage of revenue of customer 1 and customer 2 for fiscal year 2025 remained roughly stable as compared to fiscal year 2024.
[2]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".